Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Table 10.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 10.1: Intangible Assets

	December 31, 2021			December 31, 2020
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$4,794	(3,525)	1,269	4,612	(3,300)	1,312
Customer relationship and other intangibles	842	(631)	211	879	(551)	328
Total amortized intangible assets	$5,636	(4,156)	1,480	5,491	(3,851)	1,640
Unamortized intangible assets:
MSRs (carried at fair value)	$6,920			6,125
Goodwill	25,180			26,392
Trademark	14			14
(1)Balances are excluded commencing in the period following full amortization.
(2)Includes a $4 million and $37 million valuation allowance recorded for amortized MSRs at December 31, 2021, and December 31, 2020, respectively. See Note 9 (Mortgage Banking Activities) for additional information on MSRs.

Amortization Expense for Intangible Assets
Table 10.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2021. Future amortization expense may vary from these projections.

Table 10.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Customer relationship and other intangibles	Total
Year ended December 31, 2021 (actual)	$225	80	305
Estimate for year ended December 31,
2022	$246	59	305
2023	213	51	264
2024	187	41	228
2025	163	33	196
2026	130	27	157

Goodwill	Table 10.3 shows the allocation of goodwill to our reportable operating segments.
Table 10.3: Goodwill

(in millions)	Consumer Banking and Lending	Wholesale Banking	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Consolidated Company
December 31, 2019	$16,685	8,429	—	—	1,276	—	26,390
Foreign currency translation	—	—	2	—	—	—	2
Transfers of goodwill	(267)	(8,429)	3,016	5,375	—	305	—
December 31, 2020	$16,418	—	3,018	5,375	1,276	305	26,392
Foreign currency translation	—	—	—	—	—	—	—
Transfers of goodwill	—	—	(80)	—	(932)	1,012	—
Divestitures	—	—	—	—	—	(1,212)	(1,212)
December 31, 2021	$16,418	—	2,938	5,375	344	105	25,180